Document and Entity Information	Jun. 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	GATX CORP
Amendment Flag	false
Entity Central Index Key	0000040211
Document Type	8-K
Document Period End Date	Jun. 19, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-7147
City Area Code	(312)
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Senior Notes due 2066
Trading Symbol	GMTA
Security Exchange Name	NYSE